Schedule of Investments

August 31, 2019 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount	Value (000)

Asset-Backed Securities [70.8%]
Ares XLVII CLO, Ser 2018-47A, Cl SUB
0.000%, 04/15/30(A) (B)	$1,500	$1,117
Barings CLO, Ser 2016-II, Cl ER
8.778%, VAR ICE LIBOR USD 3 Month+6.500%, 07/20/28(B)	1,000	996
Battalion CLO IX, Ser 2015-9A, Cl INC
0.000%, 07/15/31(A) (B)	500	327
Benefit Street Partners CLO IX, Ser 2016-9A, Cl ER
7.978%, VAR ICE LIBOR USD 3 Month+5.700%, 07/20/31(B)	2,100	1,915
BlueMountain CLO, Ser 2018-3A, Cl E
8.226%, VAR ICE LIBOR USD 3 Month+5.950%, 10/25/30(B)	2,000	1,855
BlueMountain CLO XXIII, Ser 2018-23A, Cl SUB
0.000%, 10/20/31(A) (B)	1,500	1,172
BlueMountain Fuji US CLO II, Ser 2017-2A, Cl SUB
0.000%, 10/20/30(A) (B)	1,500	1,012
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl INC
0.000%, 04/17/31(A) (B)	500	322
Carlyle Global Market Strategies CLO, Ser 2015-1A, Cl SUB
0.000%, 07/20/31(A) (B)	613	236
Carlyle US CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/31(A) (B)	500	292
Carlyle US CLO, Ser 2017-2A, Cl SUB
0.000%, 07/20/31(A) (B)	1,000	705
Carlyle US CLO, Ser 2018-1A, Cl SUB
0.000%, 04/20/31(A) (B)	600	453
Crown Point CLO IV, Ser 2018-4A, Cl E
7.778%, VAR ICE LIBOR USD 3 Month+5.500%, 04/20/31(B)	1,000	874
Dorchester Park CLO DAC, Ser 2015-1A, Cl ER
7.278%, VAR ICE LIBOR USD 3 Month+5.000%, 04/20/28(B)	500	472
Dryden 33 Senior Loan Fund, Ser 2014-33A, Cl SUB
0.000%, 07/20/31(A) (B)	700	367
Flatiron CLO 18, Ser 2018-1A, Cl SUB
0.000%, 04/17/31(A) (B)	750	544

Description	Face Amount	Value (000)

Goldentree Loan Management US CLO 2, Ser 2017-2A, Cl E
6.978%, VAR ICE LIBOR USD 3 Month+4.700%, 11/28/30(B)	$2,250	$1,980
Jay Park CLO, Ser 2016-1A, Cl DR
7.478%, VAR ICE LIBOR USD 3 Month+5.200%, 10/20/27(B)	500	457
Magnetite VII, Ser 2012-7A, Cl ER2
8.803%, VAR ICE LIBOR USD 3 Month+6.500%, 01/15/28(B)	2,000	1,769
Magnetite XVI, Ser 2015-16A, Cl SUB
0.000%, 01/18/28(A) (B)	750	424
Neuberger Berman CLO XXIII, Ser 2016-23A, Cl SUB
0.000%, 10/17/27(A) (B)	1,000	555
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC
0.000%, 10/18/30(A) (B)	800	540
Neuberger Berman Loan Advisers CLO 28, Ser 2018-28A, Cl E
7.878%, VAR ICE LIBOR USD 3 Month+5.600%, 04/20/30(B)	1,000	912
OCP CLO, Ser 2017-13A, Cl D
8.933%, VAR ICE LIBOR USD 3 Month+6.630%, 07/15/30(B)	1,500	1,435
Octagon Investment Partners 30, Ser 2017-1A, Cl D
8.478%, VAR ICE LIBOR USD 3 Month+6.200%, 03/17/30(B)	1,700	1,627
OHA Credit Partners XII, Ser 2015-12A, Cl ER
7.709%, VAR ICE LIBOR USD 3 Month+5.450%, 07/23/30(B)	500	455
Palmer Square CLO, Ser 2014-1A, Cl DR2
8.003%, VAR ICE LIBOR USD 3 Month+5.700%, 01/17/31(B)	675	614
Palmer Square CLO, Ser 2015-1A, Cl SUB
0.000%, 05/21/29(A) (B)	1,000	660
Palmer Square Loan Funding, Ser 2018-1A, Cl D
6.253%, VAR ICE LIBOR USD 3 Month+3.950%, 04/15/26(B)	500	473

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 1

Schedule of Investments

August 31, 2019 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount	Value (000)

Palmer Square Loan Funding, Ser 2018-2A, Cl D
6.253%, VAR ICE LIBOR USD 3 Month+3.950%, 07/15/26(B)	$500	$464
Regatta XI Funding, Ser 2018-1A, Cl SUB
0.000%, 07/17/31(A) (B)	500	359
Rockford Tower CLO, Ser 2018-2A, Cl E
8.278%, VAR ICE LIBOR USD 3 Month+6.000%, 10/20/31(B)	550	518
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/30(A) (B)	500	425
Sound Point CLO X, Ser 2015-3A, Cl ER
7.528%, VAR ICE LIBOR USD 3 Month+5.250%, 01/20/28(B)	1,750	1,644
Sound Point CLO XI, Ser 2016-1A, Cl SUB
0.000%, 07/20/28(A) (B)	500	328
Sound Point Clo XIV, Ser 2016-3A, Cl E
8.909%, VAR ICE LIBOR USD 3 Month+6.650%, 01/23/29(B)	750	748
Sound Point CLO XIX, Ser 2018-1A, Cl SUB
0.000%, 04/15/31(A) (B)	500	392
Sound Point CLO XVII, Ser 2017-3A, Cl SUB
0.000%, 10/20/30(A) (B)	500	418
Sound Point CLO XXI, Ser 2018-3A, Cl SUB
0.000%, 10/26/31(A) (B)	1,000	755
Southwick Park CLO, Ser 2019-4A, Cl SUB
0.000%, 07/20/32(A) (B)	2,000	1,714
TCI-Symphony CLO, Ser 2017-1A, Cl E
8.753%, VAR ICE LIBOR USD 3 Month+6.450%, 07/15/30(B)	250	245
Thayer Park CLO, Ser 2017-1A, Cl D
8.378%, VAR ICE LIBOR USD 3 Month+6.100%, 04/20/29(B)	2,250	2,121
Webster Park CLO, Ser 2015-1A, Cl DR
7.778%, VAR ICE LIBOR USD 3 Month+5.500%, 07/20/30(B)	1,000	899
York CLO 1, Ser 2014-1A, Cl ERR
7.858%, VAR ICE LIBOR USD 3 Month+5.580%, 10/22/29(B)	1,000	941

Description	Face Amount/ Shares	Value (000)

York CLO 2, Ser 2015-1A, Cl SUB
0.000%, 01/22/31(A) (B)	$750	$518
Total Asset-Backed Securities
(Cost $38,759)		37,049
Short-Term Investment** [28.2%]
SEI Daily Income Trust Government Fund, Cl F, 1.970%	14,756,757	14,757
Total Short-Term Investment
(Cost $14,757)		14,757
Total Investments [99.0%]
(Cost $53,516)		$51,806

Percentages are based on net assets of $52,316 (000).

**	The rate reported is the 7-day effective yield as of August 31, 2019.
(A)	Interest rate unavailable as security represents an equity CLO tranche.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2019, the value of these securities amounted to $37,049 (000), representing 70.8% of the net assets of the Fund.

Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
Ser — Series
USD — United States Dollar
VAR — Variable

The following is a list of the inputs used as of August 31, 2019, in valuing the

Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$37,049	$—	$37,049
Short-Term Investment	14,757	—	—	14,757
Total Investments in Securities	$14,757	$37,049	$—	$51,806

For the period ended August 31, 2019, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

CNR-QH-004-0200

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 2